Supplementary Disclosures on Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Supplementary Disclosures on Financial Instruments

NOTE 19—SUPPLEMENTARY DISCLOSURES ON FINANCIAL INSTRUMENTS

Measurement at fair value

For the purposes of the comparative information between the carrying amounts and the fair value of financial instruments, required by IFRS 7, the majority of the non-current financial liabilities of the TIM Group consist of bonds, whose fair value is directly observable in the financial markets, as they are financial instruments that, due to their size and diffusion among investors, are commonly traded on the relevant markets (see the Note “Financial Liabilities (non-current and current)”). For other types of financing, however, the following assumptions have been made in determining fair value:

•	for variable-rate loans: the nominal repayment amount has been assumed;

•	for fixed-rate loans: fair value has been assumed to be the present value of future cash flows using market interest rates at December 31, 2018;

•	for some types of loans granted by government institutions for social development purposes, for which fair value cannot be reliably calculated, the carrying amount has been used.

Lastly, for the majority of financial assets, their carrying amount constitutes a reasonable approximation of their fair value since these are short-term investments that are readily convertible into cash.

The fair value measurement of the financial instruments of the Group is classified according to the three levels set out in IFRS 7. In particular, the fair value hierarchy introduces the following levels of input:

•	Level 1: quoted prices in active market;

•	Level 2: prices calculated using observable market inputs;

•	Level 3: prices calculated using inputs that are not based on observable market data.

Supplementary disclosure on financial instruments required by IFRS 7 and the schedules of gains and losses are provided in the tables below. In particular:

•	the assets and liabilities at December 31, 2018 are presented based on the categories established by IFRS 9 (adopted commencing on January 1, 2018);

•	classification of the financial assets and liabilities is presented at the date of first application of IFRS 9 (January 1, 2018);

•	the assets and liabilities at December 31, 2017 are presented based on the categories established in IAS 39.

Key for IFRS 9 categories	Acronym
Financial assets measured at:
Amortized Cost	AC
Fair Value Through Other Comprehensive Income	FVTOCI
Fair Value Through Profit or Loss	FVTPL
Financial liabilities measured at:
Amortized Cost	AC
Fair Value Through Profit or Loss	FVTPL
Hedging Derivatives	HD
Not applicable	n.a.

Key for IAS 39 categories	Acronym
Loans and Receivables	LaR
Financial assets Held-to-Maturity	HtM
Available-for-Sale Financial assets	AfS
Financial Assets/Liabilities Held for Trading	FAHfT/FLHfT
Financial Liabilities at Amortized Cost	FLAC
Hedging Derivatives	HD
Not applicable	n.a.

Carrying amount and fair value hierarchy for each category/class of financial asset/liability and comparison with their fair value at December 31, 2018

				Amounts recognized in the financial statements			Levels of hierarchy or of fair value
	IFRS 9 categories	Note	Carrying amounts in financial statements at 12/31/2018	Amortized cost	Fair value recognized in the comprehensive income statement	Fair value recognized in the income statement	Level 1	Level 2	Level 3	Amounts recognized in financial statements according to IAS 17	Fair Value at 12/31/2018
			(millions of euros)
Assets
Financial assets measured at ammortized cost	AC		5,800	5,800	—	—					5,800
Non-current assets
Receivables from employees		9	43	43
Other financial receivables		9	—	—
Miscellaneous receivables ( non-current)		10	326	326
Current Assets
Receivables from employees		9	14	14
Other short-term financial receivables		9	2	2
Cash and cash equivalents		9	1,917	1,917
Trade receivables		13	3,327	3,327
Other receivables (current)		13	125	125
Contract Assets			46	46
Financial assets measured at fair value through other comprehensive income	FTVOCI		994	—	994	—					994
Non-current assets
Other investments		9	49		49		3	16	30
Securities other than investments			—		—		—
Current Assets		9
Trade receivables					—
Securities other than investments			945		945		945
Financial assets measured at fair value through profit or loss	FVTPL	9	200	—	—	200					200
Non-current assets
Non-hedging derivatives		9	7			7		7	—
Current Assets
Securities other than investments:			181			181	181
Non-hedging derivatives			12			12		12
Hedging derivatives	HD	9	1,732	—	1,659	73					1,732
Non-current assets
Hedging derivatives		9	1,490		1,438	52		1,490	—
Current Assets
Hedging derivatives		9	242		221	21		242	—
Financial receivables for lease contracts	n.a.	9	124							124	124
Non-current assets		8	54							54
Current Assets			70							70

Total			8,850	5,800	2,653	273	1,129	1,767	30	124	8,850

The financial instruments belonging to hierarchy level 3 of fair value are represented by the following Other investments recognized as Non-current assets, for which directly or indirectly observable prices on the market are not available:

•	Northgate CommsTech Innovations Partners L.P.

•	Banca UBAE

•	Istituto Europeo di Oncologia

•	Other minor companies.

Northgate CommsTech Innovations Partners L.P. was measured based on the latest available Net Asset Value reported by the fund manager.

Banca UBAE, Istituto Europeo di Oncologia and the other minor companies were measured on the basis of an analysis, deemed reliable, of the financial elements recognized.

The profit/(loss) recognized in Other components of the Consolidated Statements of Comprehensive Income were recognized within the scope of the Reserve for financial assets measured at fair value through other comprehensive income.

				Amounts recognized in the financial statements			Levels of hierarchy or of fair value
	IFRS 9 categories	Note	Carrying amounts in financial statements at 12/31/2018	Amortized cost	Fair value recognized in the comprehensive income statement	Fair value recognized in the income statement	Level 1	Level 2	Amounts recognized in financial statements according to IAS 17	Fair Value at 12/31/2018
			(millions of euros)
Liabilities
Financial liabilities measured at ammortized cost	AC/HD		32,064	32,064						32,123
Non-current liabilities
Financial payables		16	21,894	21,894						—
Current liabilities
Financial payables		16	5,367	5,367						—
Trade and miscellaneous payables and other current liabilities		23	4,610	4,610
Contract Liabilities			193	193
Financial liabilities measured at fair value through profit or loss	FVTPL		2			2				2
Non-current liabilities
Non-hedging derivatives			2			2		2
Current liabilities
Non-hedging derivatives			—			—		—
Hedging derivatives	HD		1,761		1,761	—				1,761
Non-current liabilities
Hedging derivatives		16	1,423		1,423	—		1,423
Current liabilities
Hedging derivatives		16	338		338	—		338
Finance lease liabilities	n.a.		1,948						1,948	3,359
Non-current liabilities		16	1,740						1,740
Current liabilities		16	208						208

Total			35,775	32,064	1,761	2	—	1,763	1,948	37,245

Classification of financial assets and liabilities at the date of first application of IFRS 9 (1/1/2018)(*)

The following tables state the financial assets and liabilities at 1/1/2018 broken down by:

•	new category determined in compliance with IFRS 9.

•	original category determined in compliance with IAS 39;

	IFRS 9 categories	Note	Carrying amounts in financial statements at 01/01/2018 according to the new IFRS 9 categories (*)	IAS 39 categories	Carrying amounts in financial statements at 12/31/2017 according to the original IAS 39 categories
			(millions of euros)
Assets
Financial assets measured at ammortized cost	AC		7,802	LaR	7,914
Non-current assets
Receivables from employees		9	47		47
Other financial receivables		9	150		150
Miscellaneous receivables ( non-current)		10	371		371
Current Assets
Receivables from employees		9	16		16
Other short-term financial receivables		9	101		101
Cash and cash equivalents		9	3,575		3,575
Trade receivables		13	3,353		3,500
Other receivables (current)		13	154		154
Contract Assets		13	35		—
Financial assets measured at fair value through other comprehensive income	FVTOCI		1,044	AfS	1,044
Non-current assets
Other investments		8	51		51
Securities other than investments		9	—		—
Current Assets
Trade receivables		13	—		—
Securities other than investments		9	993		993
Financial assets measured at fair value through profit or loss	FVTPL		22	FAHfT	22
Non-current assets
Non-hedging derivatives		9	7		7
Current Assets
Securities other than investments		9	—		—
Non-hedging derivatives		9	15		15
Hedging derivatives	HD		1,755	HD	1,755
Non-current assets
Hedging derivatives		9	1,495		1,495
Current Assets
Hedging derivatives		9	260		260
Financial receivables for lease contracts	n.a.		114	n.a.	114
Non-current assets		9	69		69
Current Assets		9	45		45

Total			10,737		10,849

(*)	For additional details, please refer to what is explained in the Note “Accounting standards” and in the respective notes.

	IFRS 9 categories	Note	Carrying amounts in financial statements at 01/01/2018 according to the new IFRS 9 categories (*)	IAS 39 categories	Carrying amounts in financial statements at 12/31/2017 according to the original IAS 39 categories
	(millions of euros)
Liabilities
Financial liabilities measured at ammortized cost	AC/HD		33,389	FLAC/HD	33,355
Non-current liabilities
Financial payables		16	23,940		23,940
Current liabilities
Financial payables		16	4,500		4,500
Trade and miscellaneous payables and other current liabilities			4,915		4,915
Contract Liabilities		22	34		—
Financial liabilities measured at fair value through profit or loss	FVTPL	22	9	FLHfT	9
Non-current liabilities
Non-hedging derivatives		16	5		5
Current liabilities
Non-hedging derivatives		16	4		4
Hedging derivatives	HD		1,985		1,985
Non-current liabilities
Hedging derivatives		16	1,914		1,914
Current liabilities
Hedging derivatives		16	71		71
Finance lease liabilities	n.a.		2,430		2,430
Non-current liabilities			2,249		2,249
Current liabilities			181		181

Total			37,813		37,779

(*)	For additional details, please refer to what is explained in the Note “Accounting standards” and in the respective notes.

Carrying amount and fair value hierarchy for each category/class of financial asset/liability and comparison with their fair value at December 31, 2017

				Amounts recognized in the financial statements according to IAS 39				Levels of hierarchy or of fair value
	IAS 39 categories	Note	Carrying amounts in financial statements at 12/31/2017	Amortized cost	Cost	Fair value taken to equity	Fair value recognized in the income statement	Level 1	Level 2	Amounts recognized in financial statements according to IAS 17	Fair Value at 12/31/2017
			(millions of euros)
Assets
Loans and receivables	LaR		7,914	7,913	1						7,914
Non-current assets
Receivables from employees		9	47	47
Other financial receivables		9	150	150
Miscellaneous receivables (non-current)		10	371	370	1
Current Assets
Receivables from employees		9	16	16
Other short-term financial receivables		9	101	101
Cash and cash equivalents		9	3,575	3,575
Trade receivables		13	3,500	3,500
Other receivables (current)		13	154	154
Available-for-sale financial assets	Afs		1,044		28	1,016					1,044
Non-current assets
Other investments		8	51		28	23		3	20
Securities other than investments		9	—			—		—
Current Assets
Securities other than investments available for sale		9	993			993		993
Financial assets at fair value through profit or loss held for trading	FAHfT		22				22				22
Non-current assets
Non-hedging derivatives		9	7				7		7
Current Assets
Non-hedging derivatives		9	15				15		15
Securities other than investments: held for trading			—				—	—
Hedging derivatives	HD		1,755			1,713	42				1,755
Non-current assets
Hedging derivatives		9	1,495			1,474	21		1,495
Current Assets
Hedging derivatives		9	260			239	21		260
Financial receivables for lease contracts	n.a.		114							114	114
Non-current assets		9	69							69
Current Assets		9	45							45

Total			10,849	7,913	29	2,729	64	996	1,797	114	10,849

				Amounts recognized in the financial statements according to IAS 39				Levels of hierarchy or of fair value
	ifrs 9 categories	Note	Carrying amounts in financial statements at 12/31/2017	Amortized cost	Cost	Fair value taken to equity	Fair value recognized in the income statement	Level 1	Level 2	Amounts recognized in financial statements according to IAS 17	Fair Value at 12/31/2017
			(millions of euros)
Liabilities
Financial liabilities at amortized cost	FLAC/HD		33,355	33,355							36,023
Non-current liabilities
Financial payables		16	23,940	23,940							—
Current liabilities
Financial payables		16	4,500	4,500							—
Trade and miscellaneous payables and other current liabilities		22	4,915	4,915
Financial liabilities at fair value through profit or loss held for trading	FLHfT		9				9				9
Non-current liabilities
Non-hedging derivatives		16	5				5		5
Current liabilities
Non-hedging derivatives		16	4				4		4
Hedging derivatives	HD		1,985			1,966	19				1,985
Non-current liabilities
Hedging derivatives		16	1,914			1,895	19		1,914
Current liabilities
Hedging derivatives		16	71			71	—		71
Finance lease liabilities	n.a.		2,430							2,430	3,604
Non-current liabilities		16	2,249							2,249
Current liabilities		16	181							181

Total			37,779	33,355	—	1,966	28	—	1,994	2,430	41,621

Gains and losses by IFRS 9 category—Year 2018

	IFRS 9 categories	Net gains/ (losses) 2018 (1)	of which interest
	(millions of euros)
Assets measured at amortized cost	AC	(540)	40
Assets and liabilities measured at fair value through profit or loss	FVTPL	25
Assets measured at fair value recognized in the statements of comprehensive income	FVTOCI	7
Liabilities measured at amortized cost	AC	(1,160)	1,178

Total		(1,668)	1,218

(1)	Of which 2 million euros relates to fees and expenses not included in the effective interest rate calculation on financial assets/liabilities other than those at fair value through profit or loss.

Gains and losses by IAS 39 category—Year 2017

	IAS 39 Categories	Net gains/(losses) 2017 (1)	of which interest
	(millions of euros)
Loans and Receivables	LaR	(356)	118
Available-for-Sale financial assets	AfS	8
Financial Assets/Liabilities Held for Trading	FAHfT/FLHfT	(19)
Financial Liabilities at Amortized Cost	FLAC	(1,338)	1,376

Total		(1,705)	1,494

(1)	Of which, 2 million euros relates to fees and expenses not included in the effective interest rate calculation on financial assets/liabilities other than those at fair value through profit or loss.